United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-PX

Annual Report of Proxy Voting Record of Registered Management Investment Companies

Investment Company Act file number: 811-21622

Thrivent Cash Management Trust

(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500

Minneapolis, Minnesota 55402-3211

(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer

Thrivent Cash Management Trust

901 Marquette Avenue, Suite 2500

Minneapolis, Minnesota 55402-3211

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190

Date of fiscal year end: October 31

Date of reporting period: July 1, 2020 - June 30, 2021

Item 1. Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21622
Reporting Period: 07/01/2020 - 06/30/2021
Thrivent Cash Management Trust

======================== Thrivent Cash Management Trust ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: August 27, 2021	Thrivent Cash Management Trust

/s/ David S. Royal
David S. Royal
President and Chief Investment Officer